Related Party Balances and Transactions	12 Months Ended
Dec. 31, 2016
Related Party Transactions [Abstract]
Related Party Balances and Transactions
15.	RELATED PARTY BALANCES AND TRANSACTIONS

Name of the related party	Relationship with the Group
Hangzhou Alimama Technology Co., Ltd.	Affiliates of a Major Shareholder
Guangzhou UC Network Technology Co., Ltd.	Affiliates of a Major Shareholder
Guangzhou Aijiuyou Informational Technology Co., Ltd.	Affiliates of a Major Shareholder
Alibaba Cloud Computing Ltd.	Affiliates of a Major Shareholder
Taobao (China) Software Co., Ltd	Affiliates of a Major Shareholder
Zhejiang Tmall Technology Co., Ltd.	Affiliates of a Major Shareholder
Shanghai Touch Future Network Technology Co., Ltd.	Equity method investment
Hunan Qindao Cultural Spread Ltd.	Available-for-sale investment
Shanghai Xisue Network Technology Co., Ltd.	Affiliate of an available-for-sale investment

(1)	Amount due from related parties-current

	As of December 31,
	2015	2016
Hangzhou Alimama Technology Co., Ltd.	$876	$2
Shanghai Touch Future
Network Technology Co., Ltd.	299	—
Guangzhou UC Network Technology Co., Ltd.	—	5
Guangzhou Aijiuyou Informational
Technology Co., Ltd.	—	81

Total	$1,175	$88

(2)	Amount due to related parties - current

	As of December 31,
	2015	2016
Amount due to ordinary shareholders (i)	$6,450	$5,862
Hunan Qindao Cultural Spread Ltd.	—	1,281
Alibaba Cloud Computing Ltd.	82	629
Shanghai Touch Future Network Technology Co., Ltd.	—	229
Taobao (China) Software Co., Ltd.	—	116

Total	$6,532	$8,117

(i)	The amounts of $6,450 and $5,775 as of December 31, 2015 and 2016 represent the unpaid repurchase amount by the Group to its ordinary shareholders. Please refer to Note 10 for repurchase of ordinary shares.

(3)	Sales to related parties

	For the years ended December 31,
	2014	2015	2016
Shanghai Xisue Network Technology Co., Ltd. (ii)	$—	$—	$922
Zhejiang Tmall Technology Co., Ltd. (ii)	—	—	820
Guangzhou Aijiuyou Informational Technology Co., Ltd. (iii)	—	—	400
Taobao (China) Software Co., Ltd. (ii)	—	—	249
Hangzhou Alimama Technology Co., Ltd. (ii)	—	6,002	42
Guangzhou UC Network Technology Co., Ltd. (iii)	—	—	9

Total	$—	$6,002	$2,442

(ii)	The sales to related parties represented mobile marketing services provided.

(iii)	The sales to related parties represented mobile game revenue generated through those game operating companies.

(4)	Purchase from related parties

	For the years ended December 31,
	2014	2015	2016
Hunan Qindao Cultural Spread Ltd. (iv)	$—	$—	$3,929
Alibaba Cloud Computing Ltd. (v)	—	322	3,360
Shanghai Touch future Network Technology Co., Ltd.	—	—	347
Taobao (China) Software Co., Ltd.	—	—	323

Total	$—	$322	$7,959

(iv)	The purchase from Hunan Qindao Cultural Spread Ltd. is the revenue sharing with broadcaster agencies of live video service.

(v)	The purchase from Alibaba Cloud Computing Ltd. is mainly related to its cloud computing services.